Equity Method Investment (Details) (White Cliffs Pipeline L L C [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
White Cliffs Pipeline L L C [Member]
Equity Method Investment, Summarized Financial Information, Revenue	$ 160,369	$ 133,310
Equity Method Investment, Summarized Financial Information, Operating, General and Administrative Expenses	23,067	23,825
Equity Method Investment, Summarized Financial Information, Depreciation and Amortization Expense	23,257	18,668
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	114,045	90,817
Equity Method Investment, Summarized Financial Information, Current Assets	35,623	98,457
Equity Method Investment, Summarized Financial Information, Property Plant And Equipment, Net	471,179	312,831
Equity Method Investment, Summarized Financial Information, Goodwill	17,000	17,000
Equity Method Investment, Summarized Financial Information, Other Intangible Assets, Net	16,043	20,802
Equity Method Investment, Summarized Financial Information, Assets	539,845	449,090
Equity Method Investment, Summarized Financial Information, Current Liabilities	11,108	9,648
Equity Method Investment Summarized Financial Information, Equity	528,737	439,442
Equity Method Investment, Summarized Financial Information, Liabilities and Equity	$ 539,845	$ 449,090